N-2 - USD ($) $ in Millions	Feb. 29, 2024	Feb. 28, 2024
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Securities Act File Number	814-00861
Document Type	8-K
Entity Registrant Name	Fidus Investment Corporation
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On November 10, 2022, Fidus Investment Corporation (the “Company”) established an
“at-the-market”
offering (the “ATM Program”) through which the Company may sell, from time to time through the Sales Agents (as defined below), shares of the Company’s common stock, par value $0.001 per share (the “Shares”).
On February 29, 2024, the Company increased the maximum amount of Shares to be sold through the ATM Program to $300.0 million from $150.0 million. In connection with the upsize of the ATM Program, the Company entered into amendment no. 2 (“Amendment No. 2”) to the equity distribution agreement, dated November 10, 2022 (the “Equity Distribution Agreement”) with Fidus Investment Advisors, LLC, Raymond James & Associates, Inc. (“Raymond James”) and B. Riley Securities, Inc. (“B. Riley” and together with Raymond James, the “Sales Agents”). Under the Equity Distribution Agreement, as amended by Amendment No. 2, the Company may, but has no obligation to, issue and sell up to $300.0 million in aggregate amount of Shares in the ATM Program, from time to time through the Sales Agents, or to them, as principal for their own account. As of February 28, 2024 and after giving effect to Amendment No. 2, up to approximately $178.1 million in aggregate amount of the Shares will remain available for sale under the ATM Program.

Long Term Debt, Title [Text Block]	ATM Program
Long Term Debt, Principal		$ 178.1
Long Term Debt, Structuring [Text Block]
Further details regarding the Equity Distribution Agreement, as amended by Amendment No. 2, and the ATM Program are set forth in the Company’s prospectus supplement, dated November 10, 2022 (the “ATM Prospectus Supplement”), supplement no. 1 to the ATM Prospectus Supplement, dated March 2, 2023 (“Supplement No. 1”), supplement no. 2 to the ATM Prospectus Supplement, dated May 8, 2023 (“Supplement No. 2”), supplement no. 3 to the ATM Prospectus Supplement, dated August 4, 2023 (“Supplement No. 3”), supplement no. 4 to the ATM Prospectus Supplement, dated August 11, 2023 (“Supplement No. 4”), supplement no. 5 to the ATM Prospectus Supplement, dated November 2, 2023 (“Supplement No. 5”), and supplement no. 6 to the ATM Prospectus Supplement, dated February 29, 2024 (“Supplement No. 6” and together with the ATM Prospectus Supplement, Supplement No. 1, Supplement No. 2, Supplement No. 3, Supplement No. 4, and Supplement No. 5 and including, in each case, any information incorporated by reference therein, the “Prospectus”), filed by the Company with the Securities and Exchange Commission.